Income Tax Disclosure [Text Block]	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

8. Income Taxes

The principal items accounting for the difference in income taxes computed at the federal statutory tax rate of 34% and the effective income tax rate for the Company’s operations during the year ended December 31, 2015 and the period subsequent to the Corporate Conversion on June 17, 2014 through December 31, 2014 are as follows (in thousands):

	Year Ended December 31, 2015	June 17, 2014 to December 31, 2014
Federal tax at statutory rate	$(3,851)	$(2,682)
Signal Genetics LLC loss, prior to Corporate Conversion, not taxed at corporate level	—	425
State taxes, net of federal benefit	(277)	(141)
Change in valuation allowance	3,625	1,356
Nondeductible compensation	526	1,046
Credits and other	(23)	(4)

Total provision for income taxes	$—	$—

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2015	2014
Deferred Tax Assets:
Net operating loss carryforwards	$3,913	$853
Stock-based compensation	810	463
Accrued compensation	257	74
Deferred rent	14	—
Credit carryforward	52	6

Total deferred tax assets	5,046	1,396
Valuation allowance	(4,696)	(1,196)

Deferred tax assets, net of valuation allowance	350	200
Deferred tax liabilities:
Depreciation and amortization	(350)	(200)

Net deferred tax assets	$—	$—

A valuation allowance is established when it is more likely than not the future realization of all or some of the deferred tax assets will not be achieved. Based on the available evidence at December 31, 2015 and 2014, the Company was not able to conclude that it is more likely than not certain deferred tax assets will be realized, and, therefore, recorded valuation allowances of $4.7 million and $1.2 million, respectively, against deferred tax assets.

As of December 31, 2015, the Company had operating loss carryforwards for federal and state tax purposes of $10.6 million each, which will begin to expire in 2035. In addition, the Company has $52,000 in federal tax credits at December 31, 2015 that will begin to expire in 2035.

Internal Revenue Code Sections 382 and 383 limit the availability of income tax net operating losses and tax credit carryforwards that arise prior to certain cumulative changes in a corporation’s ownership resulting in change of control of the Company should such changes in ownership occur. Pursuant to Internal Revenue Code Sections 382 and 383, use of the Company’s net operating loss and credit carryforwards may be limited if a cumulative change in ownership of more than 50% occurs within a three-year period.

The Company’s 2015 and 2014 tax years remain open to examination by one or more major taxing jurisdictions to which the Company is subject.